Advances for Vessels under Construction (Tables)	12 Months Ended
Dec. 31, 2013
Advances for Vessels under Construction
Schedule of advances for vessels under construction and transfers to vessels' cost

Advances for vessels under construction and transfers to vessels' cost as of December 31, 2012 were as follows (in thousands):

As of January 1, 2012	$524,286
Additions	497,661
Transfer to vessels' cost	(1,021,947)

As of December 31, 2012	$—